FINANCIAL ASSETS (Detail Textuals) - GWAH - Issuance of warrants - CAD ($)	1 Months Ended	12 Months Ended
	Dec. 20, 2018	Dec. 31, 2018
Disclosure of financial assets [line items]
Issuance of warrants		$ 151,350
Percentage of warrants expected dividend yield		0.00%
Warrants average expected volatility		80.00%
Warrants average risk-free rate		2.09%
Warrants share price per share		$ 0.19
Percentage of warrant forfeiture rate		0.00%
Warrant expected life		1 year 2 months 1 day
Percentage of decrease In volatility rate		5.00%
Decrease in volatility valuation of warrants		$ 19,119
Decrease in valuation of warrants		$ 19,640
Percentage of decrease in valuation of warrants		5.00%
Issuance of warrant exercisable	$ 150,000
Common stock share purchase	150,000
Common stock price per share	$ 2
Additional investment	$ 750,000
Issuance of warrant exercisable		$ 6,400,000
Common stock share purchase		6,400,000
Common stock price per share		$ 0.40
Considerations paid allocated to common shares		$ 5,887,050
Considerations paid allocated to warrants		$ 151,350